Income Taxes and Deferred Taxes - Schedule of Unrecorded Tax Losses Carry Forwards (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total unrecorded tax losses carry forwards	$ 287,590	$ 184,233
2020 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total unrecorded tax losses carry forwards	2,950	2,896
2021 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total unrecorded tax losses carry forwards	11,687	11,473
2022 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total unrecorded tax losses carry forwards	16,394	16,093
2023 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total unrecorded tax losses carry forwards	28,879	28,349
2024 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total unrecorded tax losses carry forwards	59,103	58,019
2025 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total unrecorded tax losses carry forwards	68,662	$ 67,403
2026 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total unrecorded tax losses carry forwards	$ 99,915